CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and banks	R$ 10,900,575	R$ 6,395,458
Total short-term investments	5,145,643	5,595,898
Cash and cash equivalents	16,046,218	11,991,356	R$ 16,646,480	R$ 9,944,586
B R [Member]
IfrsStatementLineItems [Line Items]
Cash and banks	103,383	85,120
Total short-term investments	4,227,916	5,110,749
Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and banks	10,797,192	6,310,338
Total short-term investments	R$ 917,727	R$ 485,149